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                       HOTCHKIS AND WILEY VARIABLE TRUST
                     725 SOUTH FIGUEROA STREET, SUITE 4000
                           LOS ANGELES, CA 90017-5400

                                  May 3, 2000

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

     Re:  Hotchkis and Wiley Variable Trust (the "Fund")
          File No. 333-24349

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 2 and (ii) that the text of Post-Effective Amendment No. 2 was filed electronically on April 7, 2000.

                                        Hotchkis and Wiley Variable Trust


                                        By: /s/ Anna Marie Lopez
                                           -------------------------------
                                           Anna Marie Lopez
                                           Treasurer